Aristotle High Yield Bond Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 85.2%	Par	Value
Communications - 10.9%
Altice France Holding SA, 10.50%, 05/15/2027 (a)	$200,000	$129,728
Altice France SA/France, 8.13%, 02/01/2027 (a)	200,000	184,529
CCO Holdings LLC / CCO Holdings Capital Corp. (a)
5.38%, 06/01/2029	265,000	250,155
6.38%, 09/01/2029	240,000	236,998
4.75%, 03/01/2030	1,675,000	1,532,961
4.25%, 02/01/2031	300,000	262,577
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027 (a)	425,000	405,984
CSC Holdings LLC
5.25%, 06/01/2024	400,000	391,856
11.25%, 05/15/2028 (a)	200,000	206,213
6.50%, 02/01/2029 (a)	290,000	256,185
5.75%, 01/15/2030 (a)	400,000	249,416
DISH Network Corp., 11.75%, 11/15/2027 (a)	850,000	887,972
Frontier Communications Holdings LLC (a)
5.88%, 10/15/2027	125,000	120,866
5.00%, 05/01/2028	275,000	254,402
8.63%, 03/15/2031	200,000	204,081
Level 3 Financing, Inc. (a)
4.63%, 09/15/2027	505,000	303,467
3.63%, 01/15/2029	195,000	82,081
10.50%, 05/15/2030	82,000	79,592
Lumen Technologies, Inc., 4.00%, 02/15/2027 (a)	375,000	242,366
Newfold Digital Holdings Group, Inc. (a)
11.75%, 10/15/2028	50,000	53,830
6.00%, 02/15/2029	200,000	151,306
Outfront Media Capital LLC / Outfront Media Capital Corp. (a)
5.00%, 08/15/2027	275,000	266,035
4.25%, 01/15/2029	215,000	194,217
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)	485,000	463,583
Univision Communications, Inc., 8.00%, 08/15/2028 (a)	325,000	335,514
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	550,000	485,602
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031 (a)	300,000	268,164
		8,499,680

Consumer Discretionary - 19.9%
1011778 BC ULC / New Red Finance, Inc. (a)
3.50%, 02/15/2029	665,000	613,842
4.00%, 10/15/2030	400,000	359,252
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (a)	450,000	441,458
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	350,000	320,247
American Airlines 2016-1 Class B Pass Through Trust, Series 2016-1, 5.25%, 01/15/2024	75,040	74,960
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	705,000	688,014
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	862,000	792,082
Caesars Entertainment, Inc. (a)
8.13%, 07/01/2027	325,000	333,380
4.63%, 10/15/2029	750,000	677,427
Carnival Corp., 7.00%, 08/15/2029 (a)	350,000	365,661
Cedar Fair LP, 5.25%, 07/15/2029	890,000	840,658
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	350,000	355,665
Clarios Global LP / Clarios US Finance Co. (a)
6.25%, 05/15/2026	245,000	245,471
6.75%, 05/15/2028	175,000	178,647
Empire Resorts, Inc., 7.75%, 11/01/2026 (a)	200,000	173,462
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)
4.63%, 01/15/2029	325,000	295,183
6.75%, 01/15/2030	255,000	224,183
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	585,000	507,871
Ford Motor Co., 3.25%, 02/12/2032	575,000	478,470
Garda World Security Corp., 7.75%, 02/15/2028 (a)	525,000	543,705
Hertz Corp., 5.00%, 12/01/2029 (a)	410,000	336,857
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
5.00%, 06/01/2029	265,000	244,798
4.88%, 07/01/2031	520,000	460,929
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)	415,000	390,486
Las Vegas Sands Corp., 3.90%, 08/08/2029	750,000	691,993
LGI Homes, Inc., 4.00%, 07/15/2029 (a)	575,000	496,616
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	1,045,000	900,937
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	490,000	450,538
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)	125,000	130,667
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	400,000	377,410
Royal Caribbean Cruises Ltd. (a)
11.63%, 08/15/2027	100,000	108,887
9.25%, 01/15/2029	200,000	215,256
7.25%, 01/15/2030	325,000	339,627
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	475,000	444,593
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	240,000	234,812
STL Holding Co. LLC, 7.50%, 02/15/2026 (a)	500,000	488,545
Viking Cruises Ltd. (a)
6.25%, 05/15/2025	315,000	314,353
9.13%, 07/15/2031	225,000	239,915
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	50,000	48,793
		15,425,650

Consumer Staples - 4.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)
5.88%, 02/15/2028	700,000	700,906
3.50%, 03/15/2029	50,000	45,458
Chobani LLC / Chobani Finance Corp., Inc. (a)
7.50%, 04/15/2025	400,000	398,342
4.63%, 11/15/2028	500,000	468,000
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/2030	250,000	245,933
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	610,000	560,110
Pilgrim's Pride Corp., 4.25%, 04/15/2031	525,000	474,843
Post Holdings, Inc., 4.63%, 04/15/2030 (a)	405,000	372,964
US Foods, Inc. (a)
4.63%, 06/01/2030	285,000	265,871
7.25%, 01/15/2032	50,000	52,198
		3,584,625

Energy - 12.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	935,000	899,989
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (a)	400,000	372,571
Callon Petroleum Co., 7.50%, 06/15/2030 (a)	625,000	630,988
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	325,000	345,009
CQP Holdco LP / BIP-V Chinook Holdco LLC (a)
5.50%, 06/15/2031	465,000	441,289
7.50%, 12/15/2033	250,000	259,384
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	319,000	311,392
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	425,000	434,965
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (a)	725,000	726,137
Enerflex Ltd., 9.00%, 10/15/2027 (a)	350,000	338,000
Energy Transfer LP, 7.38%, 02/01/2031 (a)	425,000	446,913
EnLink Midstream LLC, 5.63%, 01/15/2028 (a)	500,000	494,809
EQM Midstream Partners LP
6.50%, 07/01/2027 (a)	210,000	213,960
5.50%, 07/15/2028	150,000	148,719
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	215,000	215,971
8.25%, 01/15/2029	25,000	25,746
8.88%, 04/15/2030	200,000	207,021
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	150,000	152,915
Permian Resources Operating LLC, 7.00%, 01/15/2032 (a)	25,000	25,810
Range Resources Corp., 4.75%, 02/15/2030 (a)	425,000	393,335
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	825,000	754,311
Venture Global Calcasieu Pass LLC (a)
3.88%, 08/15/2029	125,000	113,556
6.25%, 01/15/2030	25,000	24,898
4.13%, 08/15/2031	125,000	110,286
3.88%, 11/01/2033	175,000	148,513
Venture Global LNG, Inc. (a)
8.13%, 06/01/2028	325,000	328,512
9.50%, 02/01/2029	150,000	158,819
8.38%, 06/01/2031	350,000	350,346
9.88%, 02/01/2032	200,000	208,453
		9,282,617

Financials - 5.0%
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	700,000	675,718
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (a)	510,000	539,260
Howard Hughes Corp., 5.38%, 08/01/2028 (a)	740,000	712,250
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	114,783
Iron Mountain, Inc. (a)
4.88%, 09/15/2029	305,000	289,193
4.50%, 02/15/2031	75,000	68,066
OneMain Finance Corp.
3.88%, 09/15/2028	315,000	278,953
5.38%, 11/15/2029	195,000	182,882
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)	475,000	440,202
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029 (a)	640,000	603,686
		3,904,993

Health Care - 4.8%
Avantor Funding, Inc. (a)
4.63%, 07/15/2028	460,000	444,917
3.88%, 11/01/2029	50,000	45,453
Bausch & Lomb Escrow Corp., 8.38%, 10/01/2028 (a)	125,000	132,024
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	296,000	215,926
Charles River Laboratories International, Inc. (a)
3.75%, 03/15/2029	100,000	91,686
4.00%, 03/15/2031	200,000	180,917
CHS/Community Health Systems, Inc. (a)
5.63%, 03/15/2027	450,000	418,699
4.75%, 02/15/2031	180,000	141,750
IQVIA, Inc., 6.50%, 05/15/2030 (a)	425,000	436,202
Medline Borrower LP, 3.88%, 04/01/2029 (a)	550,000	497,945
Star Parent, Inc., 9.00%, 10/01/2030 (a)	325,000	342,908
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	71,620
6.13%, 10/01/2028	195,000	194,620
4.25%, 06/01/2029	115,000	107,190
4.38%, 01/15/2030	190,000	176,286
6.75%, 05/15/2031 (a)	200,000	204,660
		3,702,803

Industrials - 11.0%
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	635,000	580,126
Chart Industries, Inc. (a)
7.50%, 01/01/2030	175,000	183,137
9.50%, 01/01/2031	300,000	326,100
GFL Environmental, Inc. (a)
3.75%, 08/01/2025	300,000	293,170
4.75%, 06/15/2029	350,000	330,061
4.38%, 08/15/2029	170,000	157,080
6.75%, 01/15/2031	100,000	103,153
Husky III Holding Ltd., 13.00% (13.75% PIK), 02/15/2025 (a)	925,000	923,258
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,015,000	609,076
Regal Rexnord Corp., 6.40%, 04/15/2033 (a)	850,000	886,621
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	150,000	139,564
Sensata Technologies, Inc. (a)
4.38%, 02/15/2030	400,000	372,007
3.75%, 02/15/2031	500,000	441,395
Spirit AeroSystems, Inc. (a)
9.38%, 11/30/2029	475,000	520,374
9.75%, 11/15/2030	75,000	80,717
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	975,000	976,122
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	250,000	245,873
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	185,000	181,862
TransDigm, Inc.
5.50%, 11/15/2027	250,000	245,141
6.75%, 08/15/2028 (a)	325,000	332,908
4.88%, 05/01/2029	190,000	177,809
6.88%, 12/15/2030 (a)	175,000	180,365
7.13%, 12/01/2031 (a)	275,000	288,520
		8,574,439

Materials - 10.4% (a)
ARD Finance SA, 6.50% (7.25% PIK), 06/30/2027	297,686	139,402
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 08/15/2027	200,000	155,608
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029	125,000	123,036
8.75%, 04/15/2030	225,000	210,055
Herens Holdco Sarl, 4.75%, 05/15/2028	800,000	657,225
LABL, Inc.
6.75%, 07/15/2026	125,000	121,691
10.50%, 07/15/2027	250,000	240,044
5.88%, 11/01/2028	435,000	394,937
9.50%, 11/01/2028	25,000	25,281
8.25%, 11/01/2029	170,000	143,544
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026	75,000	76,394
9.25%, 04/15/2027	915,000	899,115
Northern Star Resources Ltd., 6.13%, 04/11/2033	275,000	276,560
Novelis Corp.
4.75%, 01/30/2030	335,000	315,588
3.88%, 08/15/2031	275,000	242,738
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031	375,000	380,678
Perenti Finance Pty Ltd., 6.50%, 10/07/2025	540,000	530,550
Sealed Air Corp., 6.88%, 07/15/2033	500,000	530,902
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028	225,000	227,084
7.25%, 02/15/2031	25,000	26,539
SNF Group SACA, 3.38%, 03/15/2030	485,000	417,217
South32 Treasury Ltd., 4.35%, 04/14/2032	660,000	595,392
Standard Industries, Inc./NJ
4.75%, 01/15/2028	515,000	496,140
4.38%, 07/15/2030	145,000	133,340
3.38%, 01/15/2031	75,000	64,632
TMS International Corp./DE, 6.25%, 04/15/2029	425,000	351,201
Windsor Holdings III LLC, 8.50%, 06/15/2030	300,000	313,883
		8,088,776

Technology - 3.5% (a)
Ciena Corp., 4.00%, 01/31/2030	570,000	519,757
CommScope Technologies LLC, 6.00%, 06/15/2025	275,000	224,384
CommScope, Inc., 4.75%, 09/01/2029	250,000	168,086
CoreLogic, Inc., 4.50%, 05/01/2028	210,000	184,167
Entegris Escrow Corp., 5.95%, 06/15/2030	190,000	189,070
Entegris, Inc., 4.38%, 04/15/2028	390,000	371,481
MPH Acquisition Holdings LLC
5.50%, 09/01/2028	200,000	179,311
5.75%, 11/01/2028	200,000	162,719
NCR Atleos Corp., 9.50%, 04/01/2029	200,000	212,674
Open Text Corp., 3.88%, 12/01/2029	170,000	152,635
Open Text Holdings, Inc., 4.13%, 12/01/2031	290,000	256,886
Rackspace Technology Global, Inc., 3.50%, 02/15/2028	265,000	106,690
		2,727,860

Utilities - 3.1% (a)
Calpine Corp., 5.13%, 03/15/2028	590,000	566,047
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029	400,000	419,013
NRG Energy, Inc., 3.63%, 02/15/2031	400,000	344,154
Vistra Operations Co. LLC
5.50%, 09/01/2026	170,000	167,945
5.00%, 07/31/2027	325,000	316,624
4.38%, 05/01/2029	500,000	467,309
7.75%, 10/15/2031	100,000	103,934
		2,385,026
TOTAL CORPORATE BONDS (Cost $67,816,837)		66,176,469

COLLATERALIZED LOAN OBLIGATIONS - 6.5% (a)(b)	Par	Value
Benefit Street Partners CLO Ltd.
Series 2018-16A, Class E, 12.36% (3 mo. Term SOFR + 6.96%), 01/17/2032	250,000	244,676
Series 2018-5BA, Class D, 11.63% (3 mo. Term SOFR + 6.21%), 04/20/2031	250,000	245,411
CarVal CLO, Series 2019-2A, Class E, 12.12% (3 mo. Term SOFR + 6.70%), 07/20/2032	525,000	505,507
CIFC Funding Ltd., Series 2019-6A, Class E, 13.06% (3 mo. Term SOFR + 7.66%), 01/16/2033	550,000	554,020
Dryden Senior Loan Fund, Series 2018-55A, Class F, 12.86% (3 mo. Term SOFR + 7.46%), 04/15/2031	250,000	196,029
Eaton Vance Management, Series 2020-1A, Class ER, 11.91% (3 mo. Term SOFR + 6.51%), 10/15/2034	500,000	482,257
Magnetite CLO Ltd., Series 2019-22A, Class ER, 12.01% (3 mo. Term SOFR + 6.61%), 04/15/2031	500,000	500,452
Neuberger Berman CLO Ltd.
Series 2018-30A, Class ER, 11.88% (3 mo. Term SOFR + 6.46%), 01/20/2031	750,000	732,051
Series 2019-31A, Class ER, 12.18% (3 mo. Term SOFR + 6.76%), 04/20/2031	500,000	494,080
Oak Hill Credit Partners, Series 2012-7A, Class ER3, 11.88% (3 mo. Term SOFR + 6.51%), 02/20/2034	250,000	250,007
Rad CLO
Series 2018-2A, Class ER, 11.66% (3 mo. Term SOFR + 6.26%), 10/15/2031	400,000	379,952
Series 2018-2A, Class F, 13.11% (3 mo. Term SOFR + 7.71%), 10/15/2031	250,000	202,119
Trimaran CAVU LLC, Series 2021-3A, Class E, 13.03% (3 mo. Term SOFR + 7.63%), 01/18/2035	250,000	245,787
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,151,005)		5,032,348

BANK LOANS - 5.7% (c)	Par	Value
Consumer Discretionary - 0.6%
MIC Glen LLC, Senior Secured Second Lien 12.20% (1 mo. Term SOFR + 6.75%), 10/15/2029	250,000	243,750
Tacala Investment Corp., Senior Secured Second Lien 13.46% (1 mo. Term SOFR + 8.00%), 02/05/2028	250,000	250,079
		493,829

Health Care - 0.6%
Gainwell Acquisition Corp., Senior Secured First Lien 9.49% (3 mo. Term SOFR + 4.00%), 10/01/2027	494,898	482,526

Industrials - 1.2%
PECF USS Intermediate Holding III Corp., Senior Secured First Lien 9.69% (1 mo. Term SOFR + 4.25%), 12/15/2028	248,731	195,396
Roper Industrial Products Investment Co., Senior Secured First Lien 9.35% (1 mo. Term SOFR + 4.00%), 11/22/2029	496,256	497,963
TransDigm, Inc., Senior Secured First Lien 8.64% (1 mo. Term SOFR + 3.25%), 02/22/2027	248,744	250,098
		943,457

Materials - 0.7%
Pregis TopCo LLC, Senior Secured First Lien 9.10% (1 mo. Term SOFR + 4.00%), 08/03/2026	497,409	499,160

Technology - 2.6%
Applied Systems, Inc., Senior Secured First Lien 9.89% (3 mo. Term SOFR + 4.50%), 09/19/2026	497,494	500,376
Dun & Bradstreet Corp., Senior Secured First Lien 8.19% (1 mo. Term SOFR + 2.75%), 02/09/2026	497,364	498,998
Polaris Newco LLC, Senior Secured First Lien 9.46% (1 mo. Term SOFR + 4.00%), 06/05/2028	494,937	488,936
UKG, Inc., Senior Secured First Lien 9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	497,403	499,203
		1,987,513
TOTAL BANK LOANS (Cost $4,398,214)		4,406,485

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	3,682	284,950
TOTAL EXCHANGE TRADED FUNDS (Cost $273,916)		284,950

ASSET-BACKED SECURITIES - 0.2%	Par	Value
American Airlines Group, Inc., Series B, 3.95%, 07/11/2030	182,000	160,169
TOTAL ASSET-BACKED SECURITIES (Cost $149,523)		160,169

COMMON STOCKS - 0.0%(d)	Shares	Value
TNT DUMMY EQUITY(e)	709	1,196
TOTAL COMMON STOCKS (Cost $264,097)		1,196

TOTAL INVESTMENTS - 98.0% (Cost $78,053,592)		$76,061,617
Other Assets in Excess of Liabilities - 2.0%		1,585,729
TOTAL NET ASSETS - 100.0%		$77,647,346

Percentages are stated as a percent of net assets.

PIK - Payment In Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $64,773,297 or 83.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.